UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2613

                          Scudder Cash Investment Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Cash Investment Trust
Investment Portfolio as of February 28, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                          Principal
                                                                                          Amount ($)              Value ($)
                                                                             ----------------------------------------------

Certificates of Deposit and Bank Notes 18.0%
Bank of America NA, 2.48%, 3/23/2005                                                     10,000,000             10,000,000
Bank Tokyo-Mitsubishi, 2.55%, 3/22/2005                                                  25,000,000             25,000,000
BNP Paribas, 2.5%, 3/22/2005                                                             10,000,000             10,000,000
Calyon, 3.27%, 3/6/2006                                                                   5,000,000              5,000,000
Depfa Bank PLC, 3.22%, 2/6/2006                                                           5,000,000              5,000,000
Natexis Banque Populaires, 2.55%, 4/29/2005                                              25,000,000             25,000,000
Societe Generale:
2.48%, 3/22/2005                                                                         10,000,000             10,000,000
2.955%, 8/8/2005                                                                          5,000,000              5,000,110
3.265%, 3/3/2006                                                                         10,000,000             10,000,000
UniCredito Italiano SpA, 2.5%, 3/22/2005                                                 25,000,000             25,000,000
                                                                                                              ------------
Total Certificates of Deposit and Bank Notes (Cost $130,000,110)                                               130,000,110

Commercial Paper** 19.7%
Cancara Asset Securitization LLC, 2.54%, 3/15/2005                                       10,000,000              9,990,122
CC (USA), Inc.:
2.51%, 3/17/2005                                                                         19,100,000             19,078,693
2.64%, 4/25/2005                                                                         15,000,000             14,939,729
CIT Group, Inc., 2.96%, 8/9/2005                                                          5,000,000              4,934,706
Genworth Financial, Inc., 2.45%, 3/15/2005                                               18,000,000             17,982,850
Giro Funding US Corp., 2.505%, 3/21/2005                                                 10,000,000              9,986,083
Grampian Funding Ltd., 2.49%, 3/22/2005                                                  10,000,000              9,985,475
Irish Life and Permanent PLC, 2.44%, 5/16/2005                                           10,000,000              9,948,700
Mane Funding Corp., 2.53%, 3/22/2005                                                     10,000,000              9,985,242
Perry Global Funding LLC, Series A, 2.52%, 3/10/2005                                     25,000,000             24,984,250
RWE AG, 2.96%, 8/8/2005                                                                   5,000,000              4,935,111
Scaldis Capital LLC, 2.58%, 5/27/2005                                                     5,000,000              4,969,067
                                                                                                              ------------
Total Commercial Paper (Cost $141,720,028)                                                                     141,720,028

Floating Rate Notes* 15.2%
American Express Credit Corp., 2.6%, 8/9/2005                                            15,000,000             15,002,711
Credit Suisse First Boston, 2.46%, 9/9/2005                                              15,000,000             15,001,848
Depfa Bank PLC, 2.47%, 9/15/2005                                                         10,000,000             10,000,000
Goldman Sachs & Co., 3.02%, 4/26/2005                                                     5,000,000              5,002,656
Metropolitan Life Global Funding I, 144A, 2.59%, 3/6/2006                                 5,000,000              5,000,000
Morgan Stanley, 2.63%, 4/19/2005                                                         20,000,000             20,000,000
Norddeutsche Landesbank Girozentrale, 2.489%, 3/29/2005                                  20,000,000             19,999,847
Pfizer, Inc., 144A, 2.55%, 10/7/2005                                                     10,000,000             10,000,000
Tango Finance Corp., 2.559%, 3/22/2005                                                   10,000,000              9,999,971
                                                                                                              ------------
Total Floating Rate Notes* (Cost $110,007,033)                                                                 110,007,033

US Government Sponsored Agencies 6.2%
Federal Home Loan Mortgage Corp., 2.55%*, 10/7/2005                                      30,000,000             30,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005                                                                          5,000,000              5,000,000
2.88%**, 8/3/2005                                                                        10,000,000              9,877,722
                                                                                                              ------------
Total US Government Sponsored Agencies (Cost $44,877,722)                                                       44,877,722

Funding Agreements 1.4%
New York Life Insurance Co., 2.0%*, 9/20/2005
(Cost $10,000,000)                                                                       10,000,000             10,000,000
                                                                                                              ------------
Asset Backed 3.5%
Permanent Financing PLC, "1A", Series 4, 2.54%*, 3/10/2005
(Cost $25,000,000)                                                                       25,000,000             25,000,000
                                                                                                              ------------
Promissory Notes 4.3%
Goldman Sachs Group, Inc.:
2.67%*, 8/10/2005                                                                        21,000,000             21,000,000
2.71%*, 5/26/2005                                                                        10,000,000             10,000,000
                                                                                                              ------------
Total Promissory Notes (Cost $31,000,000)                                                                       31,000,000

Repurchase Agreements 32.3%
Bank of America, 2.64%, dated 2/28/2005, to be
repurchased at $91,006,673 on 3/1/2005 (a)                                               91,000,000             91,000,000
JPMorgan Chase, Inc., 2.64%, dated 2/28/2005, to be
repurchased at $140,010,267 on 3/1/2005 (b)                                             140,000,000            140,000,000
State Street Bank and Trust Co., 2.50%, dated 2/28/2005,
to be repurchased at $1,627,113 on 3/1/2005 (c)                                           1,627,000              1,627,000
                                                                                                              ------------
Total Repurchase Agreements (Cost $232,627,000)                                                                232,627,000


                                                                                           % of
                                                                                         Net Assets               Value ($)
                                                                                         ----------               ---------

Total Investment Portfolio  (Cost $725,231,893)                                               100.6            725,231,893
Other Assets and Liabilities, Net                                                              -0.6             -4,506,503
                                                                                                              ------------
Net Assets                                                                                    100.0            720,725,390
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $91,211,487 of Federal National Mortgage Association, 5.5%, maturing on 5/1/2034 with a value of $92,820,001.

(b) Collateralized by:

Principal                                                                           Maturity                  Collateral
Amount ($)             Security                                    Rate (%)           Date                     Value ($)
---------------------------------------------------------------------------------------------------------------------------
52,884,000   Government National Mortgage Association               5.0-6.0  6/16/2034-7/20/2034              53,741,648
53,356,845   Federal Home Loan Mortgage Corp.                      5.0-6.25  5/15/2028-10/15/2033             53,531,289
36,782,292   Federal National Mortgage Association                    3.5    11/25/2032-2/25/2033             35,530,743
---------------------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                                       142,803,680

(c) Collateralized by $1,670,000 of Federal Home Loan Bank, 1.5%, maturing on 7/15/2005 with a value of $1,664,058.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Investment Trust


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Investment Trust


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005